Note 14 - Concentration of Risk (Details) - Percentages of Sales to Largest Customers (Sales Revenue, Goods, Net [Member], Customer Concentration Risk [Member])	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Smart Energy Today [Member]
Concentration Risk [Line Items]
Sales revenue percentage	13.50%
WDC Solar Inc [Member]
Concentration Risk [Line Items]
Sales revenue percentage	14.70%
JCF Wholesale [Member]
Concentration Risk [Line Items]
Sales revenue percentage	10.60%
Sustainable Environmental Enterprises [Member]
Concentration Risk [Line Items]
Sales revenue percentage	1.60%	28.30%	52.80%	7.50%
PROSOLSA Total [Member]
Concentration Risk [Line Items]
Sales revenue percentage		19.10%
Starwood Vacation Ownership Inc [Member]
Concentration Risk [Line Items]
Sales revenue percentage		12.40%